Leases (Tables)	6 Months Ended
Jun. 30, 2021
Leases
Leases - Lease expense

	Drybulk Vessel Operations Three Month Period Ended June 30, 2021	Logistics Business Three Month Period Ended June 30, 2021	Total
Lease expense for charter-in contracts	$19,252	$1,630	$20,882
Lease expense for land lease agreements	—	142	142
Lease expense for office lease agreements	—	91	91
Total	$19,252	$1,863	$21,115

	Drybulk Vessel Operations Three Month Period Ended June 30, 2020	Logistics Business Three Month Period Ended June 30, 2020	Total
Lease expense for charter-in contracts	$24,155	$1,170	$25,325
Lease expense for land lease agreements	—	143	143
Lease expense for office lease agreements	—	144	144
Total	$24,155	$1,457	$25,612

	Drybulk Vessel Operations Six Month Period Ended June 30, 2021	Logistics Business Six Month Period Ended June 30, 2021	Total
Lease expense for charter-in contracts	$39,850	$3,168	$43,018
Lease expense for land lease agreements	—	282	282
Lease expense for office lease agreements	—	157	157
Total	$39,850	$3,607	$43,457

	Drybulk Vessel Operations Six Month Period Ended June 30, 2020	Logistics Business Six Month Period Ended June 30, 2020	Total
Lease expense for charter-in contracts	$49,771	$2,988	$52,759
Lease expense for land lease agreements	—	282	282
Lease expense for office lease agreements	—	303	303
Total	$49,771	$3,573	$53,344

Leases - Total amount of lease payments on an undiscounted basis

	Charter-in vessels in operation	Land leases	Office space
June 30, 2022	$75,986	$556	$538
June 30, 2023	58,885	556	419
June 30, 2024	46,554	556	336
June 30, 2025	28,277	556	60
June 30, 2026	18,960	556	60
June 30, 2027 and thereafter	36,569	22,167	23
Total	$265,231	$24,947	$1,436
Operating lease liabilities, including current portion	$218,574	$7,976	$1,246
Discount based on incremental borrowing rate	$46,657	$16,971	$190